FORMATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
FORMATION AND BASIS OF PRESENTATION

Note 1. FORMATION AND BASIS OF PRESENTATION

Organization and Principal Business Activity

     Air Industries Group, Inc. (the "Company" or “AIRI”), a Delaware corporation, was incorporated on January 13, 2006.

The accompanying condensed consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corporation (“AIM”), Welding Metallurgy, Inc. ("Welding") and Nassau Tool Works, Inc. (“NTW”) which acquired the assets of a company formerly known as "Nassau Tool Works, Inc." on June 20, 2012 (the "NTW Acquisition").

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers. NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft.

 Basis of Presentation

  These condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial reporting. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements.  These unaudited interim condensed consolidated financial statements, which, in the opinion of management, reflect all adjustments (including normal recurring adjustments) necessary for a fair presentation, should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2011. Operating results for the three and nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for any future interim period or for the entire fiscal year. The results of NTW are included as of June 20, 2012.

Note 1. FORMATION AND BASIS OF PRESENTATION

Organization

     Air Industries Group, Inc. (the "Company" or “AIRI”), a Delaware corporation, was incorporated on January 13, 2006.

The financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corporation  (“AIM”), Welding Metallurgy, Inc. ("Welding") and Sigma Metals Inc. (discontinued as of October 31, 2008) ("Sigma"). See Note 2 Disposition.

     At a Special Meeting of Stockholders on July 29, 2010, the stockholders approved an amendment to the certificate of incorporation to effect a one-for-four hundred (1-for-400) reverse split of our common stock. All share figures and results are reflected on a post-split basis.

Basis of Presentation

The Company is highly leveraged and will need to generate substantial cash flow from operations to satisfy its debt service obligations. As of December 31, 2011, the Company's gross indebtedness was approximately $23,047,000, including approximately $12,880,000 payable to its bank lenders secured by substantially all its assets.  Because the Company is required to maintain a "lock box" account with PNC Bank N.A. “(“PNC”) into which substantially all of the Company's cash receipts are paid, if PNC was to cease lending, the Company would lack the funds to continue its operations.  On November 30, 2010, the Company refinanced its bank debt with PNC for a term of three years.  See Note 8 Notes Payable and Capital Lease Obligations.

The ability of the Company to maintain its current level of operations is subject to the cooperation of PNC and other parties which hold its notes. If PNC was to reduce the amounts loaned to the Company, the Company would have no choice other than to reduce it operations and seek to liquidate certain assets. Any forced liquidation of assets would likely yield less than the amounts at which such assets are valued by the Company.

Certain account balances in 2010 have been reclassified to conform with the current period presentation.